Consolidated Statements of Changes in Shareholders’ Equity (deficit) - USD ($) $ in Thousands	Share capital	Premium and other capital reserves	Capital reserve for transactions with controlling shareholders	Accumulated loss	Total
Balance at Dec. 31, 2022	$ 52	$ 16,658	$ 1,542	$ (17,454)	$ 798
Net income (loss)				(2,819)	(2,819)
Other comprehensive income/Loss		6			6
Total comprehensive income/Loss		6		(2,819)	(2,813)
Stock-based compensation		4,236			4,236
Balance at Dec. 31, 2023	52	20,900	1,542	(20,273)	2,221
Net income (loss)				(2,347)	(2,347)
Other comprehensive income/Loss		3			3
Total comprehensive income/Loss		3		(2,347)	(2,344)
Issuance of ordinary shares in the Company’s initial public offering (“IPO”), net of underwriting commissions and offering costs		4,354			4,354
Conversion share capital to non-par value	$ (52)	52
SAFE conversion		456			456
Stock-based compensation		860			860
Balance at Dec. 31, 2024		26,625	1,542	(22,620)	5,547
Net income (loss)				(3,064)	(3,064)
Other comprehensive income/Loss		(20)			(20)
Total comprehensive income/Loss		(20)		(3,064)	(3,084)
Exercise of options		49			49
Issuance of common stock, net		2,392			2,392
Stock-based compensation		540			540
Balance at Dec. 31, 2025		$ 29,586	$ 1,542	$ (25,684)	$ 5,444